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July 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource High Yield Income Series, Inc.
      RiverSource High Yield Bond Fund
      Post-Effective Amendment No. 44
      File Nos. 002-86637/811-03848
      Accession Number: 0000950137-07-010649

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant's Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on July 26, 2007.

If you have any questions regarding this filing, please contact either Mary Lou Lutz at (612) 678-1762 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.